PROPERTY,PLANT AND EQUIPMENT (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Land and Building [Member] Specialty Printing Papers and Newsprint [Member]	Sep. 30, 2012 Land and Building [Member] Specialty Printing Papers and Newsprint [Member]	Dec. 31, 2012 Land and Building [Member] Pulp [Member]	Sep. 30, 2012 Land and Building [Member] Pulp [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Specialty Printing Papers and Newsprint [Member]	Sep. 30, 2012 Machinery and Equipment [Member] Specialty Printing Papers and Newsprint [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Pulp [Member]	Sep. 30, 2012 Machinery and Equipment [Member] Pulp [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Land and Building [Member] Specialty Printing Papers and Newsprint [Member]	Dec. 31, 2011 Predecessor [Member] Land and Building [Member] Pulp [Member]	Dec. 31, 2011 Predecessor [Member] Machinery and Equipment [Member] Specialty Printing Papers and Newsprint [Member]	Dec. 31, 2011 Predecessor [Member] Machinery and Equipment [Member] Pulp [Member]
Cost	624.5	614.1	224.5	221.7	9.8	9.6	384.9	379.5	5.3	3.3	4,214.8				574.6	98.8	2,756.2	785.2
Accumulated depreciation, amortization and impairment	12.9	0	2.7	0	0.1	0	9.9	0	0.2	0	3,828.5				396.0	96.3	2,568.7	767.5
Net book value	611.60	614.10	221.80	221.70	9.70	9.60	375.00	379.50	5.10	3.30	386.30	1,285.60	1,664.70	1,854.40	178.60	2.50	187.50	17.70